Fair Value Measurements - Schedule of carrying value of our long-term investments (Details) - Level 3 - USD ($) $ in Millions	12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2023
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Upward adjustments	$ 11	$ 4	$ 0
Downward adjustments, including impairments	(51)	(2)	(6)
Net adjustments	$ (40)	$ 2	$ (6)